Financial Assets and Liabilities Measured at Fair Value - Summary of Assets and Liabilities Measured at Fair Value (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 1 [member]
Disclosure of information on income statement [line items]
Financial assets	€ 4,771	€ 9,324	€ 7,564
Financial liabilities	99	75	85
Level 1 [member] | Quoted equity investments [member]
Disclosure of information on income statement [line items]
Financial assets	859	1,361	528
Level 1 [member] | Quoted debt securities [member]
Disclosure of information on income statement [line items]
Financial assets	359	199	113
Level 1 [member] | Unquoted debt securities [member]
Disclosure of information on income statement [line items]
Financial assets		0	0
Level 1 [member] | Contingent consideration relating to divestments [member]
Disclosure of information on income statement [line items]
Financial assets		0	0
Level 1 [member] | Financial assets held to meet obligations under post-employment benefit plans [member]
Disclosure of information on income statement [line items]
Financial assets		198	360
Level 1 [member] | Financial assets held to meet obligations under deferred compensation plans [member]
Disclosure of information on income statement [line items]
Financial assets	364	359	353
Level 1 [member] | Non-current derivatives [member]
Disclosure of information on income statement [line items]
Financial assets		0
Level 1 [member] | Current derivatives [member]
Disclosure of information on income statement [line items]
Financial assets		0
Level 1 [member] | Mutual fund investments [member]
Disclosure of information on income statement [line items]
Financial assets	3,189	7,207	6,210
Level 1 [member] | CVRs issued in connection with the acquisition of Genzyme [member]
Disclosure of information on income statement [line items]
Financial liabilities	99	75	85
Level 1 [member] | Current derivatives [member]
Disclosure of information on income statement [line items]
Financial liabilities		0
Level 2 [member]
Disclosure of information on income statement [line items]
Financial assets	183	196	210
Financial liabilities	97	74	132
Level 2 [member] | Unquoted equity investments [member]
Disclosure of information on income statement [line items]
Financial assets			0
Level 2 [member] | Unquoted debt securities [member]
Disclosure of information on income statement [line items]
Financial assets			0
Level 2 [member] | Non-current derivatives [member]
Disclosure of information on income statement [line items]
Financial assets	19	63	102
Level 2 [member] | Current derivatives [member]
Disclosure of information on income statement [line items]
Financial assets	164	133	108
Level 2 [member] | Mutual fund investments [member]
Disclosure of information on income statement [line items]
Financial assets			0
Level 2 [member] | Non-current derivatives [member]
Disclosure of information on income statement [line items]
Financial liabilities	7	16
Level 2 [member] | Current derivatives [member]
Disclosure of information on income statement [line items]
Financial liabilities	90	58	132
Level 3 [member]
Disclosure of information on income statement [line items]
Financial assets	631	465	570
Financial liabilities	1,205	1,294	1,491
Level 3 [member] | Quoted equity investments [member]
Disclosure of information on income statement [line items]
Financial assets	0
Level 3 [member] | Unquoted equity investments [member]
Disclosure of information on income statement [line items]
Financial assets	197	72	53
Level 3 [member] | Unquoted debt securities [member]
Disclosure of information on income statement [line items]
Financial assets	61	51	59
Level 3 [member] | Contingent consideration relating to divestments [member]
Disclosure of information on income statement [line items]
Financial assets	373	342	458
Level 3 [member] | Financial assets held to meet obligations under post-employment benefit plans [member]
Disclosure of information on income statement [line items]
Financial assets		0
Level 3 [member] | Bayer contingent purchase consideration arising from the acquisition of Genzyme [member]
Disclosure of information on income statement [line items]
Financial liabilities	472	701	1,013
Level 3 [member] | MSD contingent consideration (European vaccines business) [member]
Disclosure of information on income statement [line items]
Financial liabilities	410	420	354
Level 3 [member] | Other contingent consideration arising from business combinations [member]
Disclosure of information on income statement [line items]
Financial liabilities	301	81	1
Level 3 [member] | Liabilities related to non-controlling interests [member]
Disclosure of information on income statement [line items]
Financial liabilities	€ 22	€ 92	€ 123